Convertible Notes Payable - Additional Information (Details) - USD ($)		1 Months Ended			2 Months Ended	7 Months Ended	12 Months Ended
	Aug. 03, 2022	May 31, 2022	Sep. 30, 2021	Jul. 31, 2019	Feb. 28, 2022	Jul. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 01, 2022
Short Term Debt [Line Items]
Principal amount								$ 8,010,000
Maturity date				Dec. 31, 2021
Proceeds from issuance of convertible notes, warrants, and embedded conversion features								7,369,000
Percentage of the conversion price				65.00%		65.00%
Interest expense							$ 6,967	827,539
Debt discount								3,300,000
Amortization of debt discount								$ 596,953
Warrant description								In connection with each of the 2021 Convertible Notes, the Company issued each holder warrants (the 2021 Warrants) to acquire additional shares of common stock of the Company. Each holder of a 2021 Convertible Note received a warrant to purchase that number of shares of common stock as determined by multiplying the number of Equity Financing Shares which are issuable upon conversion of the holder's Convertible Note by 50%, at an exercise price equal to the conversion price per share used in the conversion of the Convertible Note.	In connection with each of the 2020 Convertible Notes, the Company issued each holder warrants (the 2020 Warrants) to acquire additional shares of common stock of the Company. Each holder of a 2020 Convertible Note received a warrant to purchase that number of shares of common stock as determined by multiplying the number of Equity Financing Shares which are issuable upon conversion of the holder's Convertible Note by 50%, at an exercise price equal to the conversion price per share used in the conversion of the Convertible Note.
Principal amount								$ 8,010,000
Gain on extinguishment of debt								(2,322,943)
write-off of the unamortized debt discount								$ 3,300,000
Common shares upon exercise of warrants, Shares			686,489
Warrants exercise price, per share			$ 6.00							$ 6.25
Class Of Warrants Exercised								4,504
Convertible notes outstanding								$ 0
Proceeds from Issuance of Common Stock	$ 9,100,000	$ 99,999			$ 2,373,561		2,473,560	5,742,171
Debt Conversion, Original Debt, Amount								240,000
Share converted			1,375,228
Conversion price			$ 6.00
Convertible Notes [Member]
Short Term Debt [Line Items]
Proceeds from Issuance of Common Stock								5,000,000
Two Thousand And Twenty Warrants
Short Term Debt [Line Items]
Principal amount									$ 65,660
Percentage of issuable upon conversion of exercise price									50.00%
Principal amount									$ 65,660
Two Thousand And Twenty One Warrants
Short Term Debt [Line Items]
Principal amount								$ 320,460
Percentage of issuable upon conversion of exercise price								50.00%
Principal amount								$ 320,460
2019 Promissory Note [Member]
Short Term Debt [Line Items]
Principal amount				$ 10,000		$ 10,000
Interest rate				8.00%		8.00%
Proceeds from issuance of convertible notes, warrants, and embedded conversion features				$ 5,000,000
Interest expense							0	607
Debt discount and value of embedded put feature						$ 1,000
Debt discount							0	0
Amortization of debt discount							0	310,000
Principal amount				$ 10,000		$ 10,000
write-off of the unamortized debt discount							0	0
2020 Promissory Note [Member]
Short Term Debt [Line Items]
Principal amount									$ 610,000
Maturity date									May 31, 2022
Interest rate									6.00%
Percentage of the conversion price									75.00%
Interest expense								27,375	$ 11,523
Debt discount							0	0
Amortization of debt discount							0	83,608
Minimum gross proceeds from equity financing required for conversion of debt									$ 5,000,000
Percentage of voting power defining change of control									50.00%
Debt discount and derivative liability at the issuance date									$ 131,000
Principal amount									610,000
write-off of the unamortized debt discount							0	0
2020 Promissory Note [Member] | Related Party
Short Term Debt [Line Items]
Principal amount									110,000
Principal amount									110,000
2021 Promissory Note [Member]
Short Term Debt [Line Items]
Principal amount								$ 7,390,000
Interest rate								6.00%
Percentage of the conversion price								75.00%
Interest expense								$ 199,049	$ 0
Amortization of debt discount							$ 0	513,035
Debt discount and derivative liability at the issuance date								2,821,000
Principal amount								7,390,000
Convertible promissory notes to related parties								1,863,300
Convertible promissory notes to settle loan								21,000
Proceeds from equity financing								$ 5,000,000